Shareholders' equity - Share Purchase Warrants and Deferred share unit plan (Details) - DSU plan $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) EquityInstruments shares	Dec. 31, 2019 USD ($) EquityInstruments
Stock-based payments
Redeemed | shares	0
Granted | EquityInstruments	14,285	18,448
DSU liability	$ 14.9	$ 10.8
Mark-to-market adjustments	$ 2.0	$ 2.8